Investment property (Tables)	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
Disclosure of movement in the net book value for investment property
The following tables illustrate the net book value and the reconciliation of the carrying amount of the Group’s investment property as of 31 December 2024:

	Year ended 31 December
	2024	2023
	€ million	€ million
At cost	73	—
Accumulated depreciations and impairment losses	—	—
Net book value	73	—

Total
€ million
Net book value as at 31 December 2023	—
Acquisition of CCBPI	46
Transfers from property, plant and equipment	33
Transfers to assets held for sale	(6)
Currency translation adjustments	—
Net book value as at 31 December 2024	73